FEDERATED AGGRESSIVE GROWTH FUND
(A Portfolio of Federated Equity Funds)
-------------------------------------------------------------------------------
Supplement to the Prospectus dated December 31, 2001


     A Special Meeting of Shareholders of Federated Aggressive Growth Fund (the "Growth Fund"), a portfolio of Federated Equity Funds (the "Trust"), will be held on April 25, 2002 at 2:00 p.m., Eastern time, at the Trust's principal place of business, 5800 Corporate Drive, Pittsburgh, PA 15237-7000. At this meeting, shareholders will be asked to vote on the proposed Agreement and Plan of Reorganization (the "Reorganization") described below. If approved by shareholders, this Reorganization will take effect on April 26, 2002. Shareholders will be notified if the Reorganization is not approved. Please keep this supplement for your records.

     To approve or disapprove a proposed Reorganization pursuant to which Federated Kaufmann Fund (the "Kaufmann Fund") would acquire all of the assets of the Growth Fund in exchange for Class A, B and C shares of the Kaufmann Fund to be distributed pro rata by the Growth Fund to holders of its Class A, B and C shares, respectively. As a result, Growth Fund shareholders will become Kaufmann Fund shareholders, and the Growth Fund will cease to exist as a separate fund.


     The shareholders may also vote upon any other business that may properly come before the Special Meeting or any adjournments thereof.



                                                               February 25, 2002


Cusip 314172875
Cusip 314172867
Cusip 314172859
27171 (02/02)





FEDERATED KAUFMANN SMALL CAP FUND
(A Portfolio of Federated Equity Funds)
-------------------------------------------------------------------------------
Supplement to the Prospectus dated December 31, 2001


     A Special Meeting of Shareholders of Federated Kaufmann Small Cap Fund (the "Small Cap Fund"), a portfolio of Federated Equity Funds (the "Trust"), will be held on April 25, 2002 at 2:00 p.m., Eastern time, at the Trust's principal place of business, 5800 Corporate Drive, Pittsburgh, PA 15237-7000. At this meeting, shareholders will be asked to vote on the proposed Agreement and Plan of Reorganization (the "Reorganization") described below. If approved by shareholders, this Reorganization will take effect on April 26, 2002. Shareholders will be notified if the Reorganization is not approved. Please keep this supplement for your records.

     To approve or disapprove a proposed Reorganization pursuant to which Federated Kaufmann Fund (the "Kaufmann Fund") would acquire all of the assets of the Small Cap Fund in exchange for Class A, B and C shares of the Kaufmann Fund to be distributed pro rata by the Small Cap Fund to holders of its Class A, B and C shares, respectively. As a result, Small Cap Fund shareholders will become Kaufmann Fund shareholders, and the Small Cap Fund will cease to exist as a separate fund.


     The shareholders may also vote upon any other business that may properly come before the Special Meeting or any adjournments thereof.



                                                               February 25, 2002


Cusip 314172404
Cusip 314172503
Cusip 314172602
27172 (02/02)